JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS H, Q, R, T, W, X

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated May 3, 2017

to PROSPECTUSES dated May 1, 2017, as supplemented from time to time

Subadviser Change to Variable Investment Option

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE 4 VARIABLE ANNUITY, VENTURE OPPORTUNITY A SHARE, VENTURE OPPORTUNITY B SHARE, ACCOMMODATOR VARIABLE ANNUITY, ACCOMMODATOR 2000 VARIABLE ANNUITY, DECLARATION VARIABLE ANNUITY, INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, MARKETPLACE VARIABLE ANNUITY, PATRIOT VARIABLE ANNUITY, REVOLUTION ACCESS VARIABLE ANNUITY, REVOLUTION EXTRA VARIABLE ANNUITY, REVOLUTION EXTRA II VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY, REVOLUTION VALUE II VARIABLE ANNUITY, GUARANTEED INCOME FOR LIFE IRA ROLLOVER VARIABLE ANNUITY, and GUARANTEED INCOME FOR LIFE SELECT IRA ROLLOVER VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements and amends the information contained in the prospectus for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

Effective on May 1, 2017, John Hancock Asset Management a division of Manulife Asset Management (US) LLC became the subadviser to JHVIT Money Market Trust, replacing John Hancock Asset Management a division of Manulife Asset Management (North America) Limited as the subadviser to the Portfolio.

You should retain this Supplement for future reference.

Supplement dated May 3, 2017

05/17:VAPS44	333-149421	333-83558
	333-167019	333-138846
	333-70728	333-61283
	333-70730	333-146590
	333-162245	333-146699
	333-70850	333-164147
	333-71072	333-164146
	333-71074	333-164145
	333-146591	333-164142
	333-146698	333-164135
	333-149422	333-164140
	333-167018	333-164137
	033-79112	333-164138
	033-46217	333-164139
333-162244

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